Stockholders’ Equity (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 14, 2025	Apr. 30, 2024	Apr. 29, 2024	Apr. 15, 2024	Mar. 28, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023	Dec. 26, 2023	Oct. 12, 2023	Sep. 12, 2023	Sep. 08, 2023	Jul. 26, 2023	Jul. 07, 2023	Jun. 12, 2023	Apr. 06, 2023	Mar. 24, 2023	Mar. 23, 2023	Feb. 08, 2023	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Shares authorized						501,000,000			501,000,000		501,000,000
Common stock, shares designated						500,000,000			500,000,000		500,000,000
Common stock, par value						$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized						1,000,000			1,000,000		1,000,000	1,000,000
Preferred stock, par value (in dollars per share)						$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Restricted stock units issued	33,778
Common stock, shares issued						2,670,286			2,670,286		2,636,508	2,580,159
Common stock, shares outstanding						2,670,286			2,670,286		2,636,508	2,580,159
Warrants outstanding (in shares)											65,671
Proceeds from exercise of warrants										$ 282,000	$ 291,000	$ 9,059,000
Share-Based Payment Arrangement, Option [Member]
Class of Warrant or Right [Line Items]
Vesting on graded basis									4 years		4 years
Compensation cost						$ 100,000	$ 700,000		$ 200,000	1,400,000	$ 1,600,000	3,300,000
Unrecognized compensation cost						100,000			$ 100,000		$ 400,000
Restricted Stock Units (RSUs) [Member]
Class of Warrant or Right [Line Items]
Vesting on graded basis									4 years		6 months
Compensation cost						$ 100,000	$ 1,400,000		$ 300,000	2,700,000
Number of shares, right to receive (in shares)									1
Restricted Stock Unit Agreement vesting term									1 year
Equity Incentive Plan 2021 [Member]
Class of Warrant or Right [Line Items]
Common stock, shares issued													333,333		226		5,200	1,875	2,151	4,301	2,958	38	1,687	13,448
Maximum number of shares of stock						569,273			569,273		569,306
Equity Incentive Plan 2021 [Member] | Restricted Stock Units (RSUs) [Member]
Class of Warrant or Right [Line Items]
Vesting on graded basis											4 years
Compensation cost											$ 3,200,000	6,600,000,000
Unrecognized compensation cost						$ 200,000			$ 200,000		$ 600,000
Number of shares, right to receive (in shares)											1
Restricted Stock Unit Agreement vesting term											1 year
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)											735,069														735,069
Exercise price of warrant (in dollars per share)								$ 345.00			$ 345.00														$ 345.00
Warrant holders exercised options to purchase additional shares (in shares)								760
Proceeds from exercise of warrants								$ 262,177,000
Increase in shares outstanding (in shares)								760
Warrant redemption price (in dollars per share)						$ 0.01			$ 0.01		$ 0.01
Notice period to redeem warrants									30 days		30 days
Share price (in dollars per share)						$ 540,000			$ 540,000		$ 540
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)						813,314			813,314		813,314
Stockholders [Member]
Class of Warrant or Right [Line Items]
Reverse stock split			1-for-30
Board [Member]
Class of Warrant or Right [Line Items]
Reverse stock split		1-for-30
H.C. Wainwright & Co., LLC [Member]
Class of Warrant or Right [Line Items]
Common stock, shares issued				31,373	24,976									176,323
Proceeds from sale of common stock				$ 200,000	$ 100,000
Lincoln Park [Member]
Class of Warrant or Right [Line Items]
Common stock, shares issued																314,696
Lincoln Park [Member] | At The Market Offering Agreement [Member]
Class of Warrant or Right [Line Items]
Number of stock sold										$ 56,349	$ 56,727,000	$ 176,323,000